SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of segment financial information

	2025	2024
Revenues	$12,613	$263,282

Less: cost of revenues	31,468	211,269

Gross profit (loss)	(18,855)	52,013

Less: other expenses
Professional fees	1,158,932	272,065
Salaries	467,145	294,583
Technology	185,450	239,946
Amortization	180,116	100,575
Interest expense	150,542	57,087
Other segment items	76,643	94,248
Insurance	55,061	39,583
Licenses and permits	3,013	23,862
Stock-based compensation	230	234
Commissions	–	31,414
Segment net loss and consolidated net loss before income taxes	$(2,295,987)	$(1,101,584)